Cost of Service	12 Months Ended
Dec. 31, 2025
Cost of Service [Abstract]
COST OF SERVICE
NOTE 20:	COST OF SERVICE

Cost of service related to Social Proxy, which was classified as a discontinued operation effective January 1, 2025 (see Note 6). Accordingly, no cost of service is presented for the year ended December 31, 2025 in continuing operations. In the year ended December 31, 2024, all cost of service related to Social Proxy and has been re-presented as part of discontinued operations (see Note 6).